SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Stock Option Activity and Related Information

A summary of the Company’s stock option activity and related information is as follows:

	Options in thousands			Weighted average exercise price
	2010	2011	2012	2010	2011	2012
Outstanding at beginning of year	16,601	14,192	13,337	$23.12	$23.85	$28.50
Granted	2,139	2,125	2,955	$30.69	$52.92	$54.24
Exercised	(4,062)	(2,324)	(1,944)	$24.15	$22.83	$21.80
Expired	(470)	(602)	—	$26.57	$26.97	—
Forfeited	(16)	(54)	(900)	$21.95	$27.89	$26.69

Outstanding at December 31,	14,192	13,337 *)	13,448	$23.85	$28.50	$35.24

Exercisable at December 31,	8,695	8,429	8,530	$22.09	$24.21	$28.20

*)	As of December 31, 2012 , approximately 13.2 million options are vested and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.

Summary of Options Outstanding and Aggregate Intrinsic Value

	Year ended December 31, 2012
	Options	Aggregate intrinsic value
	In thousands
Outstanding at beginning of year	13,337	$321,753
Granted	2,955	N/A
Exercised	(1,944)
Forfeited	(900)	N/A

Outstanding as of December 31,	13,448	$196,927

Exercisable as of December 31,	8,530	$173,229

Summary of Restricted Stock Units Award Activity

The following table summarizes information relating to RSUs, as well as changes to such awards during 2010, 2011 and 2012:

	Year ended December 31,
	2010	2011	2012
	Number in thousands
Outstanding at beginning of year	1,612	1,254	1,111
Granted	371	389	395
Vested	(530)	(425)	(415)
Forfeited	(199)	(107)	(111)

Outstanding as of December 31,	1,254	1,111	980

Summary of Options Outstanding by Exercise Price Range

The options outstanding as of December 31, 2012, have been separated into ranges of exercise price, as follows:

	Outstanding			Exercisable
Exercise price $	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
			$			$
6.08	1	1.13	6.08	1	1.13	6.08
16.80	1,579	0.58	16.80	1,579	0.58	16.80
18.56-21.95	290	2.98	21.80	215	2.85	21.74
23.35-24.01	3,260	2.02	23.77	3,260	2.02	23.77
26.47	1,100	3.57	26.47	900	3.58	26.47
26.77-29.49	1,903	4.38	29.15	1,123	4.44	29.34
32.31-35.79	316	4.20	34.73	110	4.18	34.52
42.85-47.27	114	6.29	45.02	12	4.86	43.95
51.98-53.05	2,060	5.38	52.91	905	5.38	52.97
53.67-55.95	2,825	6.39	54.49	425	6.42	53.69

6.08-55.95	13,448	3.85	35.24	8,530	2.86	28.20